UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		January 31, 2006
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    98

Form 13F Information Table Value Total:   $155,573
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc         COM              00751Y106     4630 106544.000SH      SOLE                37571.000         68973.000
Altria Group, Inc.             COM              02209s103      417 5578.971 SH       SOLE                 4225.000          1353.971
American Express Co.           COM              025816109      305 5925.033 SH       SOLE                  975.000          4950.033
American Financial Group       COM              025932104      436 11392.000SH       SOLE                 2950.000          8442.000
Amerigas Partners LP           COM              030975106      230 8125.000 SH       SOLE                                   8125.000
Amgen Inc.                     COM              031162100     2449 31051.000SH       SOLE                 7991.000         23060.000
Amsouth Bancorporation         COM              032165102      573 21862.000SH       SOLE                 7560.000         14302.000
Anadarko Petroleum Corp.       COM              032511107     7209 76083.000SH       SOLE                32730.000         43353.000
Anheuser Busch Cos., Inc.      COM              035229103      901 20975.000SH       SOLE                 9535.000         11440.000
Atlas America, Inc.            COM              049167109     1882 31257.000SH       SOLE                 9330.000         21927.000
Avaya, Inc.                    COM              053499109      317 29663.000SH       SOLE                 6622.000         23041.000
Avon Products, Inc.            COM              054303102      209 7325.000 SH       SOLE                 7200.000           125.000
BB & T Corp.                   COM              054937107      434 10347.562SH       SOLE                 2125.000          8222.562
Ball Corp.                     COM              058498106     1738 43750.000SH       SOLE                17600.000         26150.000
Bank of America                COM              060505104      313 6789.000 SH       SOLE                 1782.000          5007.000
Beverly Hills Bancorp.         COM              087866109      265 25525.000SH       SOLE                 3525.000         22000.000
Blount International           COM              095180105      321 20125.000SH       SOLE                 8725.000         11400.000
Brunswick Corp.                COM              117043109      235 5775.000 SH       SOLE                                   5775.000
CBL & Assoc. Properties        COM              124830100      296 7500.000 SH       SOLE                 3000.000          4500.000
Caterpillar, Inc.              COM              149123101      260 4500.000 SH       SOLE                                   4500.000
Celanese Corp.                 COM              150870103     1591 83220.000SH       SOLE                45050.000         38170.000
Charming Shoppes Inc.          COM              161133103      263 20025.000SH       SOLE                 5575.000         14450.000
Chesapeake Energy Corp.        COM              165167107    10518 331499.000SH      SOLE               149765.000        181734.000
Church & Dwight Inc.           COM              171340102      949 28725.000SH       SOLE                 7400.000         21325.000
Citigroup Inc.                 COM              172967101     5087 104825.292SH      SOLE                35225.139         69600.154
Colgate Palmolive Co.          COM              194162103     1842 33574.000SH       SOLE                15254.000         18320.000
Colonial Properties Trust      COM              195872106      305 7265.000 SH       SOLE                  925.000          6340.000
Commerce Bancorp Inc. NJ       COM              200519106     4880 141821.000SH      SOLE                58525.000         83296.000
Cott Corp.                     COM              22163N106      552 37525.000SH       SOLE                 2575.000         34950.000
Developers Diversified         COM              251591103      747 15887.048SH       SOLE                 3136.000         12751.048
Devon Energy Corp.             COM              25179m103     3104 49625.000SH       SOLE                13859.000         35766.000
Discovery Holding Co. Ser. A   COM              25468Y107      401 26452.000SH       SOLE                11371.000         15081.000
Dixon Oil & Gas                COM              255840209        0 10000.000SH       SOLE                                  10000.000
Duquesne Light Holdings        COM              266233105      178 10902.000SH       SOLE                                  10902.000
Emerson Electric Co.           COM              291011104      285 3820.000 SH       SOLE                 1535.000          2285.000
Enterprise Products Partners L COM              293792107     2501 104178.219SH      SOLE                34416.000         69762.219
Equity Inns Inc.               COM              294703103     1266 93450.000SH       SOLE                26125.000         67325.000
Exxon Mobil Corp.              COM              30231g102      326 5812.000 SH       SOLE                 1056.000          4756.000
Fastenal Co.                   COM              311900104     3242 82860.000SH       SOLE                35800.000         47060.000
First Bank of Delaware         COM              319307104       65 20000.000SH       SOLE                20000.000
First Financial Bankshares     COM              32020R109      300 8550.173 SH       SOLE                  732.000          7818.172
Florida Rock Inds. Inc.        COM              341140101      240 4884.000 SH       SOLE                 2312.000          2572.000
General Electric Co.           COM              369604103     3503 99929.285SH       SOLE                28887.000         71042.285
General Growth Properties      COM              370021107      411 8750.000 SH       SOLE                  600.000          8150.000
GlaxoSmithkline Plc.           COM              37733w105     1317 26085.000SH       SOLE                14700.000         11385.000
Glimcher Realty Trust          COM              379302102     1033 42475.000SH       SOLE                18425.000         24050.000
Health Care Property Investors COM              421915109      371 14500.000SH       SOLE                                  14500.000
Highland Hospitality           COM              430141101      259 23475.000SH       SOLE                                  23475.000
Home Depot, Inc.               COM              437076102      302 7458.000 SH       SOLE                  700.000          6758.000
Hughes Supply                  COM              444482103     1505 41975.000SH       SOLE                25750.000         16225.000
IShares MSCI Emerging Mkts. In COM              464287234      234 2649.000 SH       SOLE                                   2649.000
ITT Educational Services       COM              45068B109     8202 138755.000SH      SOLE                54725.000         84030.000
Int'l Business Machines        COM              459200101      283 3438.000 SH       SOLE                   45.000          3393.000
Intel Corp.                    COM              458140100      333 13345.481SH       SOLE                 2540.481         10805.000
Istar Financial Inc.           COM              45031u101      641 17975.000SH       SOLE                 7675.000         10300.000
J. P. Morgan Chase & Co.       COM              46625h100      343 8636.000 SH       SOLE                  911.000          7725.000
Johnson & Johnson              COM              478160104      749 12468.251SH       SOLE                 3761.251          8707.000
Kilroy Realty Corp.            COM              49427F108      201 3250.000 SH       SOLE                 2000.000          1250.000
Kinder Morgan Energy Partners  COM              494550106     2188 45756.619SH       SOLE                17763.000         27993.619
Laboratory Corp. of America    COM              50540R409     6380 118475.000SH      SOLE                41945.000         76530.000
Liberty Media Corp. Ser. A     COM              530718105     2031 258067.000SH      SOLE               113788.000        144279.000
Lowes Companies, Inc.          COM              548661107      419 6290.000 SH       SOLE                 3550.000          2740.000
Lucent Technologies, Inc.      COM              549463107       86 32389.000SH       SOLE                19404.000         12985.000
Magellan Midstream Partners LP COM              559080106      623 19341.310SH       SOLE                10150.000          9191.310
Microsoft Corp.                COM              594918104      454 17355.794SH       SOLE                 3146.000         14209.794
Mid America Apartment Communit COM              59522j103      256 5285.041 SH       SOLE                 1875.000          3410.041
NASDQ Emerging Mrkts. 50 ADR B COM              09348R300      358 3100.000 SH       SOLE                 1900.000          1200.000
Newcastle Investment           COM              65105M108      507 20395.000SH       SOLE                14900.000          5495.000
Newpark Resources Inc.         COM              651718504     2056 269425.000SH      SOLE               101775.000        167650.000
Northern Border Partns         COM              664785102      381 9075.000 SH       SOLE                                   9075.000
PNC Financial Corp.            COM              693475105      202 3260.000 SH       SOLE                                   3260.000
Penn Virginia Corp.            COM              707882106     1564 27240.000SH       SOLE                17600.000          9640.000
Pennsylvania Real Estate       COM              709102107     2986 79926.999SH       SOLE                23882.999         56044.000
Pepsico, Inc.                  COM              713448108      252 4262.000 SH       SOLE                  495.000          3767.000
Pfizer, Inc.                   COM              717081103     5560 238432.087SH      SOLE                86389.000        152043.087
Presidential Life Corp.        COM              740884101      301 15800.000SH       SOLE                 4375.000         11425.000
Procter & Gamble Co.           COM              742718109      383 6613.757 SH       SOLE                 3671.608          2942.149
Quest Diagnostics, Inc.        COM              74834L100     6052 117560.000SH      SOLE                42155.000         75405.000
Resource America Inc.          COM              761195205      929 54497.000SH       SOLE                17289.000         37208.000
Salix Pharmaceuticals Ltd.     COM              795435106      448 25475.000SH       SOLE                10975.000         14500.000
Service Master Co.             COM              81760N109      439 36705.000SH       SOLE                 8910.000         27795.000
Shire Pharmaceuticals ADR      COM              82481r106     1133 29215.001SH       SOLE                 9591.000         19624.001
Sovereign Bancorp, Inc.        COM              845905108     3185 147299.000SH      SOLE                61670.000         85629.000
St. Paul Travelers Cos., Inc.  COM              792860108      936 20959.035SH       SOLE                 3612.000         17347.036
Steris Corp.                   COM              859152100     1194 47725.000SH       SOLE                17915.000         29810.000
Streettracks Gold Tr           COM              863307104      263 5100.000 SH       SOLE                                   5100.000
Susquehanna Bancshares, Inc.   COM              869099101      273 11520.000SH       SOLE                 2559.000          8961.000
Symantec                       COM              871503108      334 19100.000SH       SOLE                 3500.000         15600.000
Teppco Partners L.P.           COM              872384102      240 6900.000 SH       SOLE                                   6900.000
Terex Corp.                    COM              880779103     4448 74880.000SH       SOLE                26425.000         48455.000
The Bancorp Inc.               COM              05969A105      375 22075.000SH       SOLE                 5700.000         16375.000
Thermo Electron Corp.          COM              883556102      282 9350.000 SH       SOLE                 2000.000          7350.000
Trustco Bank Corp. NY          COM              898349105      215 17300.000SH       SOLE                10675.000          6625.000
Wal Mart Stores, Inc.          COM              931142103      273 5827.000 SH       SOLE                  278.000          5549.000
WellPoint Health Networks      COM              94973v107    10598 132825.000SH      SOLE                49670.000         83155.000
Wells Fargo & Co.              COM              949746101      246 3908.341 SH       SOLE                  526.000          3382.341
XTO Energy Inc.                COM              98385x106    14613 332563.996SH      SOLE               136991.999        195571.997
Celanese Corp. Pfd.                             150870202      365    12950 SH       SOLE                     5500              7450